Lease	6 Months Ended
Jun. 30, 2026
Lease
Lease

7.	Lease

The Group leases office facilities and other premises under non-cancelable operating lease agreements with various expiration dates. The Group determines whether an arrangement is or contains a lease at contract inception.

Operating lease right-of-use (“ROU”) assets and operating lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. When the rate implicit in the lease is not readily determinable, the Group uses its incremental borrowing rate based on the information available at the lease commencement date.

Operating lease expense is recognized on a straight-line basis over the lease term.

For the three and six ended June 30, 2026, rent expenses for the operating leases were US$39,975 and US$85,018.

For the three and six ended June 30, 2025, rent expenses for the operating leases were US$41,637 and US$88,861.

Cash paid for amounts included in the measurement of lease liabilities were US$15,326 and US$164,316 for the six month ended June 30, 2026 and 2025, respectively.

As of June 30, 2026, the Group’s operating leases had a weighted average remaining lease term of approximately 1.42 years and weighted-average discount rate approximately 4.84%.

The total future minimum lease payments under the non-cancellable operating leases as of June 30, 2026 are as follows:

Year ending December 31,	Minimum lease payments
USD

2026	156,790
2027	5,101
Total lease payments	161,891
Less: Interest	(3,667)
Total lease liabilities	158,224

Future amortization of the Group’s ROU assets is presented below:

Year ending December 31,
USD
2026	81,140
2027	146,127
Total	227,267